Cost of other revenues (Tables)	12 Months Ended
Dec. 31, 2022
Cost of other revenues
Schedule of cost of other revenues

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Interest expenses of borrowings	15,240,283	—	—	—
Other costs*	202,030,929	220,193,581	56,202,270	8,148,563
	217,271,212	220,193,581	56,202,270	8,148,563
*	Other costs include commission expenses, salaries and cost of educational services.